Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents		$ 55,771	¥ 362,862	¥ 202,694
Term deposits and short term investments		113,376	737,657	781,298
Restricted cash		51,750	336,700	354,602
Accounts receivable, net		70,508	458,744	405,033
Amounts due from related parties		28,774	187,214	156,260
Prepayments and other current assets		8,831	57,458	64,069
Convertible loans due from a related party (Note 10)		15,774	102,631	104,429
Total current assets		344,784	2,243,266	2,068,385
Non-current assets:
Property and equipment, net		9,906	64,454	72,087
Intangible assets, net		1,032	6,712	9,475
Available-for-sale investments		183,873	1,196,330	939,432
Equity investments, net		2,358	15,342	8,809
Deferred tax assets	[1]	9,293	60,460	54,307
Other non-current assets		1,927	12,544	16,047
Total non-current assets		208,389	1,355,842	1,100,157
Total assets		553,173	3,599,108	3,168,542
Current liabilities (including amounts of the consolidated VIEs, excluding intercompany amounts, without recourse to the Company of RMB437,969 and RMB326,272 (US$50,146) as of December 31, 2016 and 2017, respectively. Note 1):
Short-term bank loans		50,720	330,000	358,602
Accounts payable		40,371	262,657	260,902
Amounts due to related parties		2,173	14,140	18,720
Advances from customers		10,020	65,196	27,825
Taxes payable		14,173	92,214	75,652
Salary and welfare payable		20,668	134,471	130,329
Accrued expenses and other current liabilities		26,628	173,253	111,049
Total current liabilities		164,753	1,071,931	983,079
Non-current liabilities (including amounts of the consolidated VIEs, excluding intercompany amounts, without recourse to the Company of RMB20,979 and RMB20,979 (US$3,224) as of December 31, 2016 and 2017, respectively. Note 1):
Deferred tax liabilities		202	1,312	1,312
Long-term liabilities		3,798	24,714	21,723
Total non-current liabilities		4,000	26,026	23,035
Total liabilities		168,753	1,097,957	1,006,114
Shareholders' equity:
Additional paid-in capital		244,006	1,587,575	1,555,511
Statutory reserves		12,486	81,237	77,946
Retained earnings		35,235	229,250	195,069
Accumulated other comprehensive income		87,645	570,244	298,346
Total Phoenix New Media Limited shareholders' equity		385,402	2,507,539	2,165,768
Noncontrolling interests		(982)	(6,388)	(3,340)
Total shareholders' equity		384,420	2,501,151	2,162,428
Total liabilities and shareholders' equity		553,173	3,599,108	3,168,542
Class A ordinary shares
Shareholders' equity:
Ordinary shares		2,641	17,180	16,843
Class B ordinary shares
Shareholders' equity:
Ordinary shares		$ 3,389	¥ 22,053	¥ 22,053

[1]	In 2017, the Company adopted the guidance of ASU 2015-17 issued by FASB in November 2015, which requires entities to present deferred tax assets and deferred tax liabilities as noncurrent in a classified balance sheet. Pursuant to the guidance, the Company retrospectively reclassified RMB54.3 million of deferred tax assets from current assets to noncurrent assets in the balance sheets as of December 31, 2016